Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Summary of Reconciliation of Income Taxes at Canadian Statutory Rates with Reported Taxes

A reconciliation of income taxes at Canadian statutory rates with reported taxes is as follows:

	For the year ended December 31	For the year ended December 31
	2018 $	2017 $
Loss for the year	(28,267)	(33,250)
Expected income tax recovery	(7,632)	(8,645)
Items not deductible for income tax purposes	(1,316)	3,612
Effect of change in deferred income tax rate	-	3,964
Effect of higher (lower) tax rate in foreign jurisdiction	2,021	(25)
Change in unrecognized deferred tax assets and other	6,956	1,094
Deferred income tax (expense)/recovery	-	-

Summary of Significant Components of Company's Unrecognized Deferred Tax Assets

The significant components of the Company's unrecognized deferred tax assets are as follows:

	December 31, 2018 $	December 31, 2017 $
Tax loss carryforwards	18,956	14,359
Exploration and evaluation assets	472	124
Financing costs	436	573
Capital assets	2,203	238
Other	131	564
Unrecognized deferred tax assets	22,198	15,858